Financial Instruments (Schedule of Assets Recorded at Fair Value on Nonrecurring Basis) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	$ 803	$ 536
Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	803	466
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0	70
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Significant Other Observable Inputs (Level 2) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	803	536
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	803	466
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets, nonrecurring basis	$ 0	$ 70